Amounts Due to Subsidiaries' Non-Controlling Shareholders - Schedule of Due to Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Due to Subsidiaries [Line Items]
Amounts due to subsidiaries’ non-controlling shareholders	$ 64,081	$ 63,019	$ 53,727
Interest-free [Member]
Schedule of Due to Subsidiaries [Line Items]
Amounts due to subsidiaries’ non-controlling shareholders	64,081	63,019	24,322
Interest bearing at Hong Kong Inter-bank Offered Rate (“HIBOR”) plus 1.15% per annum [Member]
Schedule of Due to Subsidiaries [Line Items]
Amounts due to subsidiaries’ non-controlling shareholders			21,762
Interest bearing at 2 times of HIBOR plus 1.15% per annum [Member]
Schedule of Due to Subsidiaries [Line Items]
Amounts due to subsidiaries’ non-controlling shareholders			$ 7,643